Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Expected credit loss for trade accounts receivable [Abstract]
Single average ECL rate	36.54%	10.65%
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 325,991	$ 268,600
Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	119,124	28,612
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	151,637	49,544
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	2,109	8,867
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	4,326	3,505
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 167,919	$ 206,684